Financial assets and liabilities - Interest bearing borrowings (Details) € in Millions, $ in Millions	12 Months Ended		144 Months Ended
	Dec. 31, 2023 EUR (€) installment	Dec. 31, 2022 EUR (€)	Dec. 31, 2030	Dec. 31, 2023 USD ($) installment	Feb. 28, 2023 EUR (€)
Fair value of financial instruments
Carrying amount	€ 4,191	€ 4,477
Fair value gains related to fair value hedge accounting	31	120
Fair value adjustments related to discontinued fair value hedge	€ 156	180
Number of repayment installments | installment	2			2
Forecast
Fair value of financial instruments
Target percentage reduction in emissions			50.00%
2.00% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	2.00%			2.00%
Nominal	€ 378				€ 372
Carrying amount	375	736
Percentage of nominal amount					49.66%
EIB R&D Loan
Fair value of financial instruments
Nominal	500
Carrying amount	500	500
NIB R&D Loan
Fair value of financial instruments
Nominal	167
Carrying amount	€ 167	250
2.375% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	2.375%			2.375%
Nominal	€ 292				€ 208
Carrying amount	€ 289	478
Percentage of nominal amount					41.57%
2.00% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	2.00%			2.00%
Nominal	€ 630				€ 120
Carrying amount	€ 614	716
Percentage of nominal amount					15.96%
4.375% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	4.375%			4.375%
Nominal | $				$ 500
Carrying amount	€ 430	436
6.50% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	6.50%			6.50%
Nominal | $				$ 74
Carrying amount	€ 67	70
3.125% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	3.125%			3.125%
Nominal	€ 500
Carrying amount	€ 479	457
6.45% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	6.45%			6.45%
Nominal | $				$ 206
Carrying amount	€ 187	194
4.375% Sustainability-linked Senior Notes
Fair value of financial instruments
Borrowings, interest rate	4.375%			4.375%
Nominal | $				$ 500
Carrying amount	€ 510	0
One-time redemption premium	€ 4
Commited Percentage Of Reduced Emissions	50.00%
6.625% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	6.625%			6.625%
Nominal | $				$ 500
Carrying amount	€ 463	478
Other borrowings
Fair value of financial instruments
Carrying amount	€ 110	€ 162